GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 6

Loan Number	GS_LOAN_NUMBER	DBRS Initial Credit Grade	S&P Initial Credit Grade	Fitch Initial Credit Grade	Moodys Initial Credit Grade	KBRA Initial Credit Grade	DBRS Initial Compliance Grade	S&P Initial Compliance Grade	Fitch Initial Compliance Grade	Moodys Initial Compliance Grade	KBRA Initial Compliance Grade	DBRS Initial Valuation Grade	S&P Initial Valuation Grade	Fitch Initial Valuation Grade	Moodys Initial Valuation Grade	KBRA Initial Valuation Grade	DBRS Initial Overall Grade	S&P Initial Overall Grade	Fitch Initial Overall Grade	Moodys Initial Overall Grade	KBRA Initial Overall Grade	DBRS Final Credit Grade	S&P Final Credit Grade	Fitch Final Credit Grade	Moodys Final Credit Grade	KBRA Final Credit Grade	DBRS Final Compliance Grade	S&P Final Compliance Grade	Fitch Final Compliance Grade	Moodys Final Compliance Grade	KBRA Final Compliance Grade	DBRS Final Valuation Grade	S&P Final Valuation Grade	Fitch Final Valuation Grade	Moodys Final Valuation Grade	KBRA Final Valuation Grade	DBRS Final Overall Grade	S&P Final Overall Grade	Fitch Final Overall Grade	Moodys Final Overall Grade	KBRA Final Overall Grade
5300500010	XXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
5300500012	XXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A